Income Taxes (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense	$ 0	$ 183,475,000
Statutory tax rate		21.00%
Deferred tax expense in connection with the receipt of HYPE		$ 37,000,000
Deferred tax liability	$ 0	183,475,000
Cumulative undistributed earnings of subsidiary		303,400,000
Cash payments for income taxes		0
Federal Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax liability		63,700,000
Net operating losses		$ 117,100,000
Net operating losses expiration year		2031
Research and development tax credit carryforwards		$ 2,800,000
Research and development tax credit carryforwards expiration year		2035
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses		$ 26,700,000
Net operating losses expiration year		2039
Research and development tax credit carryforwards		$ 2,800,000
Research and development tax credit carryforwards expiration year		2032
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses		$ 15,100,000
Net operating losses expiration year		2027